5. Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
DisclosureLoansAndAllowanceForLoanLossesTablesAbstract
Composition of net loans
	2014	2013
Real Estate Secured:
Residential 1-4 family	$ 186,829	$ 175,860
Multifamily	21,131	20,592
Construction and Land Loans	18,518	18,509
Commercial, Owner Occupied	70,748	71,459
Commercial, Non-owner occupied	32,173	37,117
Second mortgages	8,075	7,934
Equity lines of credit	6,499	7,884
Farmland	8,246	9,322
	352,219	348,677

Secured (other) and unsecured
Personal	20,901	20,472
Commercial	31,586	31,575
Agricultural	2,683	3,376
	55,170	55,423

Overdrafts	285	304

	407,674	404,404
Less:
Allowance for loan losses	5,477	6,825
Net deferred fees	677	618
	6,154	7,443

Loans, net	$ 401,520	$ 396,961

Analysis of past due loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 4,521	$ 3,001	$ 2,884	$ 10,406	$ 176,423	$ 186,829	$ -
Equity lines of credit	45	-	-	45	6,454	6,499	-
Multifamily	1,252	-	-	1,252	19,879	21,131	-
Farmland	208	-	477	685	7,561	8,246	-
Construction, Land Development, Other Land Loans	417	31	168	616	17,902	18,518	-
Commercial Real Estate- Owner Occupied	2,193	790	2,344	5,327	65,421	70,748	-
Commercial Real Estate- Non Owner Occupied	225	85	1,547	1,857	30,316	32,173	-
Second Mortgages	107	51	134	292	7,783	8,075	-
Non Real Estate Secured
Personal	404	105	233	742	20,444	21,186	22
Commercial	720	49	447	1,216	30,370	31,586	-
Agricultural	3	-	-	3	2,680	2,683	-

Total	$ 10,095	$ 4,112	$ 8,234	$ 22,441	$ 385,233	$ 407,674	$ 22

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 3,219	$ 1,805	$ 2,699	$ 7,723	$ 168,137	$ 175,860	$ -
Equity lines of credit	-	-	318	318	7,566	7,884	-
Multifamily	-	97	-	97	20,495	20,592	-
Farmland	38	-	129	167	9,155	9,322	-
Construction, Land Development, Other Land Loans	303	117	1,615	2,035	16,474	18,509	-
Commercial Real Estate- Owner Occupied	665	26	1,610	2,301	69,158	71,459	-
Commercial Real Estate- Non Owner Occupied	234	2,257	637	3,128	33,989	37,117	-
Second Mortgages	341	3	56	400	7,534	7,934	-
Non Real Estate Secured
Personal	357	177	146	680	20,096	20,776	2
Commercial	1,344	121	266	1,731	29,844	31,575	-
Agricultural	29	-	-	29	3,347	3,376	-

Total	$ 6,530	$ 4,603	$ 7,476	$ 18,609	$ 385,795	$ 404,404	$ 2

Schedule of non-accrual loans
Amount
Real Estate Secured
Residential 1-4 Family	$ 3,401
Multifamily	-
Construction and Land Loans	168
Commercial-Owner Occupied	5,259
Commercial- Non Owner Occupied	1,547
Second Mortgages	134
Equity Lines of Credit	-
Farmland	477
Secured (other) and Unsecured
Personal	211
Commercial	447
Agricultural	-
Total	$ 11,644

Amount
Real Estate Secured
Residential 1-4 Family	$ 2,890
Multifamily	-
Construction and Land Loans	1,694
Commercial-Owner Occupied	3,005
Commercial- Non Owner Occupied	2,429
Second Mortgages	92
Equity Lines of Credit	318
Farmland	146
Secured (other) and Unsecured
Personal	144
Commercial	266
Agricultural	-

Total	$ 10,984

Credit Risk Profile by Internally Assigned Grade
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	29,494	6	37	3,278	4,159	874
Satisfactory	100,767	16,326	3,090	8,091	31,018	15,052
Acceptable	44,021	2,719	4,080	4,745	20,987	12,223
Special Mention	2,640	828	198	2,231	3,994	2,108
Substandard	9,907	1,252	841	173	10,590	1,916
Doubtful	-	-	-	-	-	-

Total	$ 186,829	$ 21,131	$ 8,246	$ 18,518	$ 70,748	$ 32,173

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	33,137	-	823	3,425	5,831	1,495
Satisfactory	90,569	15,419	4,128	8,123	27,712	15,153
Acceptable	38,958	3,049	3,699	3,733	22,007	11,148
Special Mention	4,678	2,124	6	1,652	6,823	2,507
Substandard	8,518	-	666	1,576	8,620	6,814
Doubtful	-	-	-	-	466	-

Total	$ 175,860	$ 20,592	$ 9,322	$ 18,509	$ 71,459	$ 37,117

Credit Risk Profile based on payment activity
	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 20,953	$ 14,440	$ 31,139	$ 2,683
Nonperforming (>90 days past due)	233	134	447	-

Total	$ 21,186	$ 14,574	$ 31,586	$ 2,683

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 20,630	$ 15,444	$ 31,309	$ 3,376
Nonperforming (>90 days past due)	146	374	266	-

Total	$ 20,776	$ 15,818	$ 31,575	$ 3,376

Impaired loans
December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 7,988	$ 7,988	$ -	$ 7,015	$ 256
Equity lines of credit	24	24	-	194	1
Multifamily	1,252	1,252	-	626	21
Farmland	842	842	-	663	32
Construction, Land Development, Other Land Loans	1,738	1,738	-	1,716	64
Commercial Real Estate- Owner Occupied	9,188	9,392	-	7,291	262
Commercial Real Estate- Non Owner Occupied	-	-	-	3,227	-
Second Mortgages	618	618	-	340	20
Non Real Estate Secured
Personal	54	54	-	53	3
Commercial	361	361	-	229	20
Agricultural	-	-	-	-	-

Total	$ 22,065	$ 22,269	$ -	$ 21,354	$ 679

December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 3,148	$ 3,148	$ 586	$ 3,087	$ 125
Equity lines of credit	-	-	-	19	-
Multifamily	-	-	-	-	-
Farmland	-	-	-	100	-
Construction, Land Development, Other Land Loans	366	366	20	183	13
Commercial Real Estate- Owner Occupied	1,403	1,403	143	2,466	56
Commercial Real Estate- Non Owner Occupied	1,916	1,916	322	3,249	31
Second Mortgages	-	-	-	28	-
Non Real Estate Secured
Personal	253	253	188	193	7
Commercial	802	802	540	863	28
Agricultural	7	7	7	94	1

Total	$ 7,895	$ 7,895	$ 1,806	$ 10,282	$ 261

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 6,042	$ 6,042	$ -	$ 6,300	$ 198
Equity lines of credit	364	364	-	182	6
Multifamily	-	-	-	-	-
Farmland	483	483	-	391	11
Construction, Land Development, Other Land Loans	1,694	1,694	-	1,677	1
Commercial Real Estate- Owner Occupied	5,393	5,393	-	5,201	173
Commercial Real Estate- Non Owner Occupied	6,454	6,454	-	4,943	250
Second Mortgages	62	62	-	191	3
Non Real Estate Secured
Personal	53	53	-	31	3
Commercial	96	96	-	82	5
Agricultural	-	-	-	10	-

Total	$ 20,641	$ 20,641	$ -	$ 19,008	$ 650

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 3,026	$ 3,026	$ 394	$ 3,756	$ 145
Equity lines of credit	38	38	38	19	1
Multifamily	-	-	-	202	-
Farmland	200	200	25	201	8
Construction, Land Development, Other Land Loans	-	-	-	-	-
Commercial Real Estate- Owner Occupied	3,528	3,528	630	3,113	72
Commercial Real Estate- Non Owner Occupied	4,581	4,581	1,230	3,788	93
Second Mortgages	56	56	45	28	1
Non Real Estate Secured
Personal	133	133	84	77	6
Commercial	924	924	695	791	34
Agricultural	181	181	56	448	4

Total	$ 12,667	$ 12,667	$ 3,197	$ 12,423	$ 364

Troubled debt restructurings
Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	1,252	1,252
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,395	1,395
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	2,647	2,647

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	1	879	879
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	707	707
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	1,586	1,586

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	6	1,217	1,217
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	2,114	2,114
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	1	129	129

Total	8	3,460	3,460
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	12	7,693	7,693

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,395	1,395
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	1	1,395	1,395

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	2	1,264	1,264
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	5	8,687	8,687
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	7	9,951	9,951

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	3	500	500
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	55	55
Commercial Real Estate- Owner Occupied	1	552	552
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	36	36
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	71	71
Agricultural	3	755	755

Total	10	1,969	1,969
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	18	13,315	13,315

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

Allowance for loan losses and the recorded investment in loans by loan category
Twelve months ended December 31, 2014	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2013	975	143	230	1,029	1,415	153	50	65	483	1,264	1,018	6,825
Provision for Credit Losses	277	(123)	(142)	(407)	886	(61)	140	(53)	636	86	85	1,324
Charge-offs	258	-	18	345	1,239	25	116	-	544	407	-	2,952
Recoveries	(1)	-	(17)	(132)	(1)	-	-	-	(90)	(39)	-	(280)
Net Charge-offs	257	-	1	213	1,238	25	116	-	454	368	-	2,672
Ending Balance December 31, 2014	995	20	87	409	1,063	67	74	12	665	982	1,103	5,477
Ending Balance: Individually evaluated for impairment	586	-	20	143	322	-	-	-	188	547	-	1,806
Ending Balance: Collectively Evaluated for Impairment	409	20	67	266	741	67	74	12	477	435	1,103	3,671
Loans:
Ending Balance: Individually Evaluated for Impairment	11,136	1,252	2,104	10,591	1,916	618	24	842	592	1,170	-	30,245
Ending Balance: Collectively Evaluated for Impairment	175,693	19,879	16,414	60,157	30,257	7,457	6,475	7,404	20,594	33,099	-	377,429
Ending Balance: December 31, 2014	$186,829	$21,131	$18,518	$70,748	$32,173	$8,075	$6,499	$8,246	$21,186	$34,269	-	$407,674

Twelve months ended December 31, 2013	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Provision for Credit Losses	166	(137)	(471)	42	748	126	23	8	366	117	332	1,320
Charge-offs	452	-	127	52	408	134	3	40	444	420	-	2,080
Recoveries	(19)	-	(5)	-	-	-	-	-	(75)	(37)	-	(136)
Net Charge-offs	433	-	122	52	408	134	3	40	369	383	-	1,944
Ending Balance December 31, 2013	975	143	230	1,029	1,415	153	50	65	483	1,264	1,018	6,825
Ending Balance: Individually evaluated for impairment	394	-	-	630	1,230	45	38	25	84	751	-	3,197
Ending Balance: Collectively Evaluated for Impairment	581	143	230	399	185	108	12	40	399	513	1,018	3,628
Loans:
Ending Balance: Individually Evaluated for Impairment	9,068	-	1,694	8,921	11,035	118	402	683	490	1,201	-	33,612
Ending Balance: Collectively Evaluated for Impairment	166,792	20,592	16,815	62,538	26,082	7,816	7,482	8,639	20,286	33,750	-	370,792
Ending Balance: December 31, 2013	$175,860	$20,592	$18,509	$71,459	$37,117	$7,934	$7,884	$9,322	$20,776	$34,951	-	$404,404